Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class A C I | RiverFront Global Growth Fund
Investment Objective

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Average Annual Total Returns - Class A C I RiverFront Global Growth Fund		One Year	Since Inception	Inception Date
Class A Shares		6.60%	17.76%	Oct 28, 2008
Class A Shares Return After Taxes on Distributions		6.19%	17.43%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		4.58%	15.21%
Class C Shares		10.86%	19.89%	Oct 28, 2008
Class I Shares		12.92%	21.07%	Oct 28, 2008
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]	13.21%	24.39%
S&P 500 Index		15.06%	16.98%
[1]	The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class A C I | RiverFront Global Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	17.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Global Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	17.43%
Class A C I | RiverFront Global Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Class A C I | RiverFront Global Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	19.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Global Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	21.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Class A C I | RiverFront Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Class A C I | RiverFront Global Growth Fund | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	24.39%	[1]
Class A C I | RiverFront Global Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%

[1]	The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

RiverFront Global Allocation Fund
Investment Objective

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RiverFront Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

RiverFront Dynamic Equity Income Fund
Investment Objective
The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RiverFront Dynamic Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.

* * *

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.

RiverFront Moderate Growth & Income Fund
Investment Objective

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years.

The Fund's secondary objective is to provide growth of capital.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RiverFront Moderate Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary objective is to provide growth of capital.

Investor Class | RiverFront Global Growth Fund
Investment Objective

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Average Annual Total Returns - Investor Class RiverFront Global Growth Fund		One Year	Since Inception	Inception Date
Class L Shares		12.87%	21.04%	Oct 28, 2008
Class L Shares Return After Taxes on Distributions		12.41%	20.69%
Class L Shares Return After Taxes on Distributions and Sale of Fund Shares		8.68%	18.07%
Investor Class Shares		12.58%	20.71%	Oct 28, 2008
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]	13.21%	24.39%
S&P 500 Index		15.06%	16.98%
[1]	The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund
RiverFront Moderate Growth Fund	RiverFront Global Allocation Fund
RiverFront Long-Term Growth & Income Fund	RiverFront Dynamic Equity Income Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund)

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

RiverFront Dynamic Equity Income Fund (formerly, the RiverFront Long-Term Growth & Income Fund)	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
RiverFront Moderate Growth & Income Fund

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund's secondary objective is to provide growth of capital.

* * *

RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund) – Summary Section and/or Summary Prospectus

With respect to the summary section and/or summary prospectus for the RiverFront Global Allocation Fund (formerly, the RiverFront Moderate Growth Fund), the section "Principal Investment Strategies of the Fund" is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Class A, Class C and Class I Shares – Summary Section and/or Summary Prospectus – Performance Information

With respect to the summary section and/or summary prospectus for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Class A, Class C and Class I shares, the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class A Shares
Return Before Taxes	6.60%	17.76%
Return After Taxes on Distributions	6.19%	17.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	15.21%
Class C Shares
Return Before Taxes	10.86%	19.89%
Class I Shares
Return Before Taxes	12.92%	21.07%
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Investor Class | RiverFront Global Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Since Inception	rr_AverageAnnualReturnSinceInception	20.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investor Class | RiverFront Global Growth Fund | Class L Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	21.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2008
Investor Class | RiverFront Global Growth Fund | Class L Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	20.69%
Investor Class | RiverFront Global Growth Fund | Class L Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	18.07%
Investor Class | RiverFront Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915802_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund

(the "Funds")

Class A, Class C, Class I, Class L and Investor Class Shares

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE SUMMARY

PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2012, the names of certain of the Funds will be changed as set forth in the table below.  Accordingly, all references to the following Funds in the summary prospectuses, prospectuses and statement of additional information are hereby deleted and replaced with the new names of such Funds:

Prior Name	New Name
RiverFront Long-Term Growth Fund	RiverFront Global Growth Fund

In addition, effective February 15, 2012, the following changes are being made with respect to the Funds:

All Funds – Summary Sections and/or Summary Prospectus

Fund	The language under "Investment Objective" in the Funds' summary sections and/or summary prospectus is hereby deleted and replaced in its entirety with the following:
RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund)

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

* * *

RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund) – Investor Class and Class L Shares – Summary Section – Performance Information

With respect to the summary section for the RiverFront Global Growth Fund (formerly, the RiverFront Long-Term Growth Fund), Investor Class and Class L Shares the "Average Annual Total Return" table is hereby deleted and replaced with the following table:

	One Year	Since Inception (October 28, 2008)
Class L Shares
Return Before Taxes	12.87%	21.04%
Return After Taxes on Distributions	12.41%	20.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	18.07%
Investor Class
Return Before Taxes	12.58%	20.71%

MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)*	13.21%	24.39%
S&P 500 Index	15.06%	16.98%

*The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio.  The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

* * *

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Investor Class | RiverFront Global Growth Fund | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	24.39%	[1]
Investor Class | RiverFront Global Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%

[1]	The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011